Net investment in finance and sales-type leases (Tables)	12 Months Ended
Dec. 31, 2019
Flight Equipment, Net [Abstract]
Schedule of components of net investment in finance and sales-type leases
Components of net investment in finance and sales-type leases as of December 31, 2019 and 2018 were as follows:

	As of December 31,
	2019	2018
Future minimum lease payments to be received	$715,085	$792,265
Estimated residual values of leased flight equipment	577,353	528,916
Less: Unearned income	(280,889)	(317,895)
	$1,011,549	$1,003,286

Schedule of future minimum lease payments to be received on finance and sales-type leases
As of December 31, 2019, the cash flows receivable, including the estimated residual value at lease termination, from finance and sales-type leases were as follows:

Cash flows receivable
2020	$154,323
2021	131,054
2022	202,302
2023	135,388
2024	109,098
Thereafter	560,273
Undiscounted cash flows receivable	$1,292,438
Less: Unearned income	(280,889)
1,011,549